Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 6,582	$ 54,732
Accounts receivable trade, net	551	779
Inventories	1,311	107
Prepaid expenses	477	989
Other current assets	1,969	3,207
Vessel held for sale	23,445	0
Total current assets	34,335	59,814
Fixed assets:
Vessels, net	90,980	37,512
Right of-use-asset	22,230	0
Advances for vessel acquisition from third parties	1,782	0
Advances for vessels acquisitions from related parties	0	12,688
Total fixed assets	114,992	50,200
Other non-current assets:
Restricted cash, non-current	700	15,200
Prepaid expense other, non-current	3,500	0
Deferred charges and other investments, non-current	53	441
TOTAL ASSETS	153,580	125,655
Current liabilities:
Current portion of long-term debt and other financial liabilities, net of deferred finance costs and debt discounts of $472 and $527, respectively	42,568	7,473
Due to related parties	$ 3,930	$ 829
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Trade accounts and other payables	$ 4,153	$ 3,018
Accrued liabilities	7,190	5,495
Finance lease liability-current portion	1,824	0
Deferred revenue	216	1,027
Dividends payable	667	7,373
Total current liabilities	60,548	25,215
Non-current liabilities:
Long-term debt and other financial liabilities, net of current portion and deferred finance costs and debt discounts of $294 and $67, respectively	21,379	35,133
Finance lease liability, non-current	12,477	0
Other liabilities, non-current	0	739
Total liabilities	94,404	61,087
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 100,000,000 shares authorized; 40,000 Series B preferred shares issued and outstanding as at June 30, 2023 and December 31, 2022, respectively	0	0
Common stock, $0.0001 par value; 2,000,000,000 authorized shares as at June 30, 2023 and December 31, 2022; 8,892,149 and 8,180,243 shares issued and outstanding as at June 30, 2023 and December 31, 2022, respectively	1	1
Additional paid-in capital	39,049	35,193
Retained earnings	20,126	29,374
Total Stockholders'/Parent equity, net	59,176	64,568
TOTAL LIABILITIES AND STOCKHOLDERS'/PARENT EQUITY	$ 153,580	$ 125,655